Segment Results - Corporate Divisions - Investment Bank (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ 0	€ (46)	€ (5)	€ (45)
Investment Bank [Member]
Net revenues [Abstract]
Fixed income and Currencies		2,282	2,059	5,220	4,566
Fixed Income And Currencies Financing, Net Revenues		915	781	1,842	1,586
Fixed Income and Currencies ExFinancing, Net Revenues		1,367	1,278	3,378	2,980
Origination and Advisory		416	584	876	1,086
Debt Origination		227	398	508	752
Equity Origination		49	50	101	94
Advisory		140	136	267	240
Research and Other		(11)	(45)	(47)	(7)
Total net revenues		2,687	2,599	6,049	5,645
Provision for credit losses		259	163	422	313
Noninterest expenses [Abstract]
Compensation and benefits		720	687	1,472	1,373
General and administrative expenses		881	993	1,779	1,938
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	(1)	0	0
Total noninterest expenses		1,600	1,679	3,251	3,311
Noncontrolling interests		2	10	6	11
Profit (loss) before tax		€ 826	€ 747	€ 2,370	€ 2,010
Employees (full time equivalent)	[1]	20,067	19,855	20,067	19,855
Employees (front office, full time equivalent)	[1]	4,840	4,751	4,840	4,751
Employees (business aligned operations, full time equivalent)	[1]	3,124	3,135	3,124	3,135
Employees (allocated central infrastructure, full time equivalent)	[1]	12,104	11,969	12,104	11,969
Total assets	[1],[2]	€ 800,000	€ 719,000	€ 800,000	€ 719,000
Risk-weighted assets (RWA)	[1]	132,000	135,000	132,000	135,000
of which, operational risk RWA	[1]	15,000	18,000	15,000	18,000
Leverage exposure	[1]	589,000	567,000	589,000	567,000
Deposits	[1]	24,000	19,000	24,000	19,000
Loans gross of allowances for loan losses	[1]	€ 108,000	€ 106,000	€ 108,000	€ 106,000
Cost Income Ratio	[3]	59.60%	64.60%	53.70%	58.60%
Post tax return on average shareholders equity		8.30%	8.10%	12.80%	11.30%
Post tax return on average tangible shareholders equity		8.60%	8.30%	13.30%	11.70%

[1]	As of quarter-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income